Offerings	Jun. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	101,482
Maximum Aggregate Offering Price	$ 0.04
Amount of Registration Fee	$ 0.00
Offering Note	Rule 457(f) Fee Calculation Details

(i) Pursuant to Rule 416(a) under the Securities Act of 1933 (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued as a result of stock splits, stock dividends or similar transactions. Additionally, in accordance with Rule 416(b) under the Securities Act, if prior to completion of the distribution of the securities covered by the registration statement, all the securities of the class which includes the registered securities are combined by a reverse split into a lesser amount of securities of the same class, the amount of undistributed securities of such class deemed to be covered by the registration statement shall be proportionately reduced, subject to rounding.

(ii) The Amount Registered in the row “Fees to be Paid” above represents an aggregate of 101,482 shares of common stock, par value $0.0001 per share ("Common Stock"), of VerifyMe, Inc. ("VerifyMe") issuable to shareholders (“OpenWorld Shareholders”) of Open World Ltd. (“OpenWorld”) and holders of certain OpenWorld Simple Agreements for Future Equity (“OpenWorld SAFEs”), in connection with the transactions contemplated by the Agreement and Plan of Merger, dated February 11, 2026, by and among VerifyMe, VRME Subsidiary Corp., a Nevada corporation and wholly owned subsidiary of VerifyMe, and OpenWorld, as amended on April 13, 2026 and June 4, 2026 (as amended, the “Merger Agreement”), as described in the accompanying registration statement. The aggregate Amount Registered in the rows “Fees to be Paid” and “Fees Previously Paid” in the table above represents the maximum number of shares of VerifyMe Common Stock issuable to OpenWorld Shareholders and holders of OpenWorld SAFEs, totaling an aggregate of 136,631,729 shares of VerifyMe Common Stock, in connection with the transactions contemplated by the Merger Agreement, as described in the accompanying registration statement.

(iii) The Maximum Aggregate Offering Price is estimated solely for the purpose of calculating the registration fee under Rule 457(f)(2) under the Securities Act. OpenWorld is a private company and no market exists for its securities. OpenWorld has an accumulated capital deficit; therefore, the proposed aggregate Maximum Aggregate Offering Price in the table above of $4.79 is calculated based on an aggregate offering amount equal to one-third of the aggregate par value of the OpenWorld ordinary shares that will be exchanged by OpenWorld Shareholders and holders of OpenWorld SAFEs in the merger.

Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	136,530,247
Maximum Aggregate Offering Price	$ 4.75
Amount of Registration Fee	$ 0.07
Offering Note	Rule 457(f) Fee Calculation Details

(i) Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued as a result of stock splits, stock dividends or similar transactions. Additionally, in accordance with Rule 416(b) under the Securities Act, if prior to completion of the distribution of the securities covered by the registration statement, all the securities of the class which includes the registered securities are combined by a reverse split into a lesser amount of securities of the same class, the amount of undistributed securities of such class deemed to be covered by the registration statement shall be proportionately reduced, subject to rounding.

(ii) The Amount Registered in the row “Fees Previously Paid” above represents an aggregate of 136,530,247 shares of Common Stock of VerifyMe issuable to OpenWorld Shareholders and holders of certain OpenWorld SAFEs, in connection with the transactions contemplated by the Merger Agreement, as described in the accompanying registration statement, to which filing fees have already been paid. The aggregate Amount Registered in the rows “Fees to be Paid” and “Fees Previously Paid” in the table above represents the maximum number of shares of VerifyMe Common Stock issuable to OpenWorld Shareholders and holders of OpenWorld SAFEs, totaling an aggregate of 136,631,729 shares of VerifyMe Common Stock, in connection with the transactions contemplated by the Merger Agreement, as described in the accompanying registration statement.

(3) The Maximum Aggregate Offering Price is estimated solely for the purpose of calculating the registration fee under Rule 457(f)(2) under the Securities Act. OpenWorld is a private company and no market exists for its securities. OpenWorld has an accumulated capital deficit; therefore, the proposed aggregate Maximum Aggregate Offering Price in the table above of $4.79 is calculated based on an aggregate offering amount equal to one-third of the aggregate par value of the OpenWorld ordinary shares that will be exchanged by OpenWorld Shareholders and holders of OpenWorld SAFEs in the merger.